Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense	$ 50.5	$ 20.5	$ 10.2
Change in deferred tax	(16.5)	(2.1)	(0.5)
Total	$ 34.0	$ 18.4	$ 9.7